SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended
	Aug. 02, 2021	Feb. 10, 2021	Jan. 26, 2021	Jan. 20, 2021	Aug. 04, 2021
Subsequent Event [Line Items]
Cash consideration on sale of stock		$ 10,000	$ 10,000	$ 10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
One-time set up fee	$ 3,500
Cash consideration on sale of stock	$ 19,500
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Cash consideration on sale of stock					$ 116,000
Sale of stock					58,000